Financial Risk Management and Fair Values of Financial Instruments - Summary of Loss Rate Methodology (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.06%	0.03%
Total carrying amount	$ 381,587	$ 400,375
Loss allowance	$ (229)	$ (120)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.06%	0.03%
Total carrying amount	$ 4,384,232	$ 6,346,156
Loss allowance	$ (2,669)	$ (1,910)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.06%	0.03%
Total carrying amount	$ 131,908	$ 86,895
Loss allowance	$ (45)	$ (16)